Liability in Respect of Government Grants (Details) - USD ($)	12 Months Ended	72 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liability in Respect of Government Grants (Details) [Line Items]
Total approved budget for development project (in Dollars)		$ 4,505,000
Aggregate amount (in Dollars)	$ 1,865,000
Bottom of range [member]
Liability in Respect of Government Grants (Details) [Line Items]
Percentage of financing from the government		30.00%
Royalties		3.00%
Discount rate		19.00%
Top of range [member]
Liability in Respect of Government Grants (Details) [Line Items]
Percentage of financing from the government		50.00%
Royalties		3.50%
Discount rate		30.00%